Financial Assets and Liabilities - Summary of Consolidated Offsetting of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current Financial Assets [Member] | Current Trade And Other Receivables
Schedule of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets and liabilities	₱ 12,868	₱ 24,946
Gross amounts of recognized financial assets and liabilities set-off in the statement of financial position	6,907	19,535
Net amount presented in the statement of financial position	5,961	5,411
Current Financial Assets [Member] | Current Trade And Other Receivables | Foreign administrations [Member]
Schedule of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets and liabilities	8,536	9,391
Gross amounts of recognized financial assets and liabilities set-off in the statement of financial position	2,957	4,200
Net amount presented in the statement of financial position	5,579	5,191
Current Financial Assets [Member] | Current Trade And Other Receivables | Domestic carriers [Member]
Schedule of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets and liabilities	4,332	15,555
Gross amounts of recognized financial assets and liabilities set-off in the statement of financial position	3,950	15,335
Net amount presented in the statement of financial position	382	220
Current Financial Liabilities [Member] | Accounts payable [Member]
Schedule of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets and liabilities	61,646	52,168
Gross amounts of recognized financial assets and liabilities set-off in the statement of financial position	4,967	1,483
Net amount presented in the statement of financial position	56,679	50,685
Current Financial Liabilities [Member] | Accounts payable [Member] | Suppliers and contractors [Member]
Schedule of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets and liabilities	54,220	46,857
Gross amounts of recognized financial assets and liabilities set-off in the statement of financial position	24	37
Net amount presented in the statement of financial position	54,196	46,820
Current Financial Liabilities [Member] | Accounts payable [Member] | Carriers and other customers [Member]
Schedule of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets and liabilities	7,426	5,311
Gross amounts of recognized financial assets and liabilities set-off in the statement of financial position	4,943	1,446
Net amount presented in the statement of financial position	₱ 2,483	₱ 3,865